Net interest income (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Net Interest Income [Line Items]
Net interest income
Net interest income
Year-to-date
USD m 30.6.26 30.6.25
Interest income from loans and deposits
1
10,580 11,620
Interest income from securities financing transactions measured at amortized cost
2
1,443 1,754
Interest income from other financial instruments measured at amortized cost 834 766
Interest income from debt instruments measured at fair value through other comprehensive income 282 71
Interest income from derivative instruments designated as cash flow hedges
(358) (672)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 12,781 13,538
Interest expense on loans and deposits
3
5,802 7,325
Interest expense on securities financing transactions measured at amortized cost
4
1,104 972
Interest expense on debt issued and funding from UBS Group AG measured at amortized cost 4,691 5,346
Interest expense on lease liabilities 63 72
Total interest expense from financial instruments measured at amortized cost 11,661 13,715
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income 1,120 (177)
Net interest income from financial instruments measured at fair value through profit or loss and other 2,958 3,089
Total net interest income 4,079 2,912
1 Consists of
interest income from
cash and balances
at central banks,
amounts due from
banks, and
cash collateral
receivables on
derivative instruments,
as well as
negative interest on
amounts due to
banks,
customer deposits, and
cash collateral payables
on derivative instruments.
2 Includes interest income
on receivables from
securities financing transactions
and negative interest,
including fees, on
payables from
securities financing transactions.
3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, and customer deposits, as well as negative interest on cash and balances
at central banks, amounts
due from banks, and cash
collateral receivables on derivative
instruments.
4 Includes interest expense on payables
from securities financing transactions and
negative interest, including
fees, on receivables from securities financing transactions.